UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 21, 2008

Report Type (Check only one.):
[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager
Form 13F File Number   Name
28-12634               Investec Asset Management Ltd

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       33
Form 13F Information Table Value Total:       6730
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN
5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   --------
-------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/
PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN
CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares
shput/cdiscotherSOLE   SHARENONE
- ------------------------------------------------------------------------------
----------------------------------------------------
ANADARKO PETE CORP                 COM            032511107     242   3677SH
SOLE        3677
APACHE CORP                        COM            037411105     225   2093SH
SOLE        2093
CAMECO CORP                        COM            13321L108      79   1980SH
SOLE        1980
CHEVRON CORP                       COM            166764100     406   4350SH
SOLE        4350
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601      35   1880SH
SOLE        1880
CONOCOPHILLIPS                     COM            20825C104     413   4680SH
SOLE        4680
CPFL ENERGIA SA ADR                SPONSORED ADR  126153105      18    320SH
SOLE         320
DAYSTAR TECHNOLOGIES INC           COM            23962Q100      29   4570SH
SOLE        4570
ECHELON CORP                       COM            27874N105      22   1090SH
SOLE        1090
ENCANA CORP                        COM            292505104     212   3100SH
SOLE        3100
EXXON MOBIL CORP                   COM            30231G102     406   4330SH
SOLE        4330
FUEL SYS SOLUTIONS INC             COM            35952W103      16   1120SH
SOLE        1120
FuelCell Energy                    COM            35952H106      14   1450SH
SOLE        1450
GLOBAL INDS LTD                    COM            379336100      85   3970SH
SOLE        3970
HELIX ENERGY SOLUTIONS GROUP       COM            42330P107     292   7041SH
SOLE        7041
HERCULES OFFSHORE INC              COM            427093109      96   4043SH
SOLE        4043
HESS CORP                          COM            42809H107     459   4550SH
SOLE        4550
IMPERIAL OIL LTD                   COM NEW        453038408     331   5980SH
SOLE        5980
MEMC ELECTR MATLS INC              COM            552715104      18    200SH
SOLE         200
NEXEN INC                          COM            65334H102     313   9620SH
SOLE        9620
OCCIDENTAL PETE CORP               COM            674599105     443   5760SH
SOLE        5760
ORMAT TECHNOLOGIES INC             COM            686688102      39    700SH
SOLE         700
PATTERSON UTI ENERGY INC           COM            703481101     213  10890SH
SOLE       10890
PEABODY ENERGY CORP                COM            704549104     240   3890SH
SOLE        3890
PETRO CDA                          COM            71644E102     304   5640SH
SOLE        5640
PETROLEO BRASILEIRO SA PETRO       SPONSORED ADR  71654V101     411   4270SH
SOLE        4270
PIONEER NAT RES CO                 COM            723787107     208   4260SH
SOLE        4260
PLAINS EXPL + PRODTN CO            COM            726505100     345   6392SH
SOLE        6392
SUNCOR ENERGY INC                  COM NPV        867229106     163   1491SH
SOLE        1491
SUNPOWER CORP                      COM CL A       867652109      18    140SH
SOLE         140
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     183   2220SH
SOLE        2220
UNIT CORP                          COM            909218109     105   2270SH
SOLE        2270
WHITING PETE CORP NEW              COM            966387102     347   6024SH
SOLE        6024

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----